Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Significant accounting policies
3.	Significant accounting policies
To aid cohesion and comprehension, the significant accounting policies are set out at the end of each explanatory note to which they relate.